Fair Value - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other gain or (loss), net	¥ (26,685)	$ (3,759)	¥ 118,325	¥ (16,000)
Fair value of the Note	19,854		2,555,530
Fair value of the short-term and long-term deposits	5,248,881		8,246,994
Impairment loss on equity method investments	0		4,600
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other gain or (loss), net	¥ 31,250		¥ 11,250